accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2018
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

As at (millions)	June 30, 2018	December 31, 2017
Accrued liabilities	$1,012	$1,066
Payroll and other employee related liabilities	357	403
Restricted stock units liability	91	66

	1,460	1,535
Trade accounts payable	646	717
Interest payable	158	147
Other	67	61

	$2,331	$2,460